DISCLOSURE OF OTHER INFORMATION (Details)	12 Months Ended
Dec. 31, 2023 shares
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	100.00%
Number of shares issued and fully paid	120,474,350
Empresas Copec S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	99.99992%
Number of shares issued and fully paid	120
AntarChile S.A. [Member]
Disclosure of Shareholders Composition To The Amount Of Shares Owned [Line Items]
Capital corresponds to ordinary shares	0.00008%
Number of shares issued and fully paid	101